Share buyback (Details) - EUR (€) € in Millions				6 Months Ended
		May 17, 2024	Feb. 08, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Share buyback program, authorized amount		€ 850
Number of shares acquired (in shares)				7,315,036
Repurchase of shares	[1]			€ (375)	€ (753)
Other reserves
Disclosure of reserves within equity [line items]
Repurchase of shares	[1]			€ (375)	€ (753)
Top of range
Disclosure of reserves within equity [line items]
Share buyback program, authorized amount			€ 1,500

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program announced on 10 February 2022 and 8 February 2024.